Loans (Allowance for Loan Losses and the Loans Receivable by Portfolio Segment and Based on Impairment Method) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for loan losses:
Balance at beginning of year	$ 26,836	$ 21,819	$ 21,819	$ 15,414	$ 8,778
Charge-offs	(992)		(7,680)	(3,699)
Recoveries	39		108	20
Provisions	1,159	3,117	12,589	10,084	9,038
Balance at end of year	27,042	23,520	26,836	21,819	15,414
Ending balance: individually evaluated for impairment	4,664		4,064	2,655
Ending balance: collectively evaluated for impairment	22,378		22,772	19,164
Originated loans, net
Ending balance	990,837		985,945	827,591
Ending balance: individually evaluated for impairment	56,127		54,270	63,219
Ending balance: collectively evaluated for impairment	934,710		931,675	764,372
Commercial And Industrial Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	2,035	719	719
Charge-offs	(90)		(638)
Recoveries	24		23
Provisions	227		1,931
Balance at end of year	2,196		2,035
Ending balance: individually evaluated for impairment	1,468		1,393
Ending balance: collectively evaluated for impairment	728		642
Originated loans, net
Ending balance	13,389		12,715
Ending balance: individually evaluated for impairment	5,617		2,043
Ending balance: collectively evaluated for impairment	7,772		10,672
Insurance Premium Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	186	111	111
Charge-offs	(198)		(70)
Recoveries			30
Provisions	52		115
Balance at end of year	40		186
Ending balance: collectively evaluated for impairment	40		186
Originated loans, net
Ending balance	454		59,096
Ending balance: collectively evaluated for impairment	454		59,096
Other Portfolio Segment [Member]
Allowance for loan losses:
Balance at beginning of year	40	28	28
Charge-offs	(3)
Provisions	9		12
Balance at end of year	46		40
Ending balance: collectively evaluated for impairment	46		40
Originated loans, net
Ending balance	1,616		1,496
Ending balance: collectively evaluated for impairment	1,616		1,496
Multi Family | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	6,772	5,137	5,137
Charge-offs			(718)
Provisions	360		2,353
Balance at end of year	7,132		6,772
Ending balance: individually evaluated for impairment	343		338
Ending balance: collectively evaluated for impairment	6,789		6,434
Originated loans, net
Ending balance	539,452		459,434
Ending balance: individually evaluated for impairment	2,927		2,945
Ending balance: collectively evaluated for impairment	536,525		456,489
Commercial | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	14,120	12,654	12,654
Charge-offs	(655)		(5,398)
Recoveries	15		55
Provisions	539		6,809
Balance at end of year	14,019		14,120
Ending balance: individually evaluated for impairment	2,709		1,895
Ending balance: collectively evaluated for impairment	11,310		12,225
Originated loans, net
Ending balance	311,386		327,141
Ending balance: individually evaluated for impairment	44,844		43,448
Ending balance: collectively evaluated for impairment	266,542		283,693
One-to-Four Family Residential | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	967	570	570
Charge-offs			(101)
Provisions	(330)		498
Balance at end of year	637		967
Ending balance: individually evaluated for impairment	12		408
Ending balance: collectively evaluated for impairment	625		559
Originated loans, net
Ending balance	69,858		72,679
Ending balance: individually evaluated for impairment	785		2,532
Ending balance: collectively evaluated for impairment	69,073		70,147
Construction and Land | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	1,189	1,855	1,855
Charge-offs	(43)		(693)
Provisions	(119)		27
Balance at end of year	1,027		1,189
Ending balance: collectively evaluated for impairment	1,027		1,189
Originated loans, net
Ending balance	25,514		23,478
Ending balance: individually evaluated for impairment			1,709
Ending balance: collectively evaluated for impairment	25,514		21,769
Home Equity and Lines of Credit | Real Estate Loans
Allowance for loan losses:
Balance at beginning of year	418	242	242
Charge-offs	(3)		(62)
Provisions	146		238
Balance at end of year	561		418
Ending balance: individually evaluated for impairment	132		30
Ending balance: collectively evaluated for impairment	429		388
Originated loans, net
Ending balance	29,168		29,906
Ending balance: individually evaluated for impairment	1,954		1,593
Ending balance: collectively evaluated for impairment	27,214		28,313
Unallocated Financing Receivables [Member]
Allowance for loan losses:
Balance at beginning of year	1,109	503	503
Provisions	275		606
Balance at end of year	1,384		1,109
Ending balance: collectively evaluated for impairment	1,384		1,109
Real Estate | Multi Family
Allowance for loan losses:
Balance at beginning of year		5,137	5,137	1,866
Charge-offs			(718)	(2,132)
Provisions			2,353	5,403
Balance at end of year			6,772	5,137
Ending balance: individually evaluated for impairment			338	121
Ending balance: collectively evaluated for impairment			6,434	5,016
Originated loans, net
Ending balance			459,434	284,199
Ending balance: individually evaluated for impairment			2,945	5,083
Ending balance: collectively evaluated for impairment			456,489	279,116
Real Estate | One-to-Four Family Residential
Allowance for loan losses:
Balance at beginning of year		570	570	163
Charge-offs			(101)
Provisions			498	407
Balance at end of year			967	570
Ending balance: individually evaluated for impairment			408	369
Ending balance: collectively evaluated for impairment			559	201
Originated loans, net
Ending balance			72,679	78,109
Ending balance: individually evaluated for impairment			2,532	1,750
Ending balance: collectively evaluated for impairment			70,147	76,359
Real Estate | Construction and Land
Allowance for loan losses:
Balance at beginning of year		1,855	1,855	2,409
Charge-offs			(693)	(443)
Provisions			27	(111)
Balance at end of year			1,189	1,855
Ending balance: individually evaluated for impairment				36
Ending balance: collectively evaluated for impairment			1,189	1,819
Originated loans, net
Ending balance			23,478	35,077
Ending balance: individually evaluated for impairment			1,709	4,562
Ending balance: collectively evaluated for impairment			21,769	30,515
Real Estate | Home Equity and Lines of Credit
Allowance for loan losses:
Balance at beginning of year		242	242	210
Charge-offs			(62)
Provisions			238	32
Balance at end of year			418	242
Ending balance: individually evaluated for impairment			30
Ending balance: collectively evaluated for impairment			388	242
Originated loans, net
Ending balance			29,906	28,337
Ending balance: individually evaluated for impairment			1,593
Ending balance: collectively evaluated for impairment			28,313	28,337
Real Estate | Commercial
Allowance for loan losses:
Balance at beginning of year		12,654	12,654	8,403
Charge-offs			(5,398)	(987)
Recoveries			55
Provisions			6,809	5,238
Balance at end of year			14,120	12,654
Ending balance: individually evaluated for impairment			1,895	2,129
Ending balance: collectively evaluated for impairment			12,225	10,525
Originated loans, net
Ending balance			327,141	339,259
Ending balance: individually evaluated for impairment			43,448	51,324
Ending balance: collectively evaluated for impairment			283,693	287,935
Commercial And Industrial Loans
Allowance for loan losses:
Balance at beginning of year		719	719	1,877
Charge-offs			(638)	(36)
Recoveries			23
Provisions			1,931	(1,122)
Balance at end of year			2,035	719
Ending balance: individually evaluated for impairment			1,393
Ending balance: collectively evaluated for impairment			642	719
Originated loans, net
Ending balance			12,715	17,032
Ending balance: individually evaluated for impairment			2,043	500
Ending balance: collectively evaluated for impairment			10,672	16,532
Insurance Premium Loans
Allowance for loan losses:
Balance at beginning of year		111	111	101
Charge-offs			(70)	(101)
Recoveries			30	20
Provisions			115	91
Balance at end of year			186	111
Ending balance: collectively evaluated for impairment			186	111
Originated loans, net
Ending balance			59,096	44,517
Ending balance: collectively evaluated for impairment			59,096	44,517
Other Loans
Allowance for loan losses:
Balance at beginning of year		28	28	34
Provisions			12	(6)
Balance at end of year			40	28
Ending balance: collectively evaluated for impairment			40	28
Originated loans, net
Ending balance			1,496	1,061
Ending balance: collectively evaluated for impairment			1,496	1,061
Unallocated
Allowance for loan losses:
Balance at beginning of year		503	503	351
Provisions			606	152
Balance at end of year			1,109	503
Ending balance: collectively evaluated for impairment			$ 1,109	$ 503